INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Income before taxes	$ 142,867,195	$ 188,131,973	$ (58,439,029)
Tax rate	30.00%	35.00%	34.00%
Income for the year at tax rate	$ (42,149,858)	$ (65,593,623)	$ 20,117,755
Contribution SGR (Mutual Guarantee Societies)	(2,945,705)	(91,461)	(1,274,827)
Tax inflation adjustment	3,593,422	6,354,837	(14,832,821)
Income tax return	(14,956,338)	(1,009,861)	236,411
Effect of tax rate change on deferred tax	10,230,418	1,262,387	11,611,183
Non-deductible results	226,245	3,530,529	66,508
Income tax	$ (38,297,900)	$ (75,640,054)	$ 24,311,301